                    MASSACHUSETTS FINANCIAL SERVICES COMPANY
             500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000





                                        April 3, 2000

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

         Re: MFS(R)Series Trust II (the "Trust") (File Nos. 33-7637 and 811-4775) of behalf of:

                    MFS(R) Emerging  Growth  Fund  ("MEG")
                    MFS(R) Large Cap Growth Fund ("MCG")
                    MFS(R) Intermediate  Income Fund ("MII")
                    MFS(R) Charter Income Fund ("CIF")

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statements of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 29 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on March 29, 2000 for MEG, MCG, MII and CIF.

         Please  call the  undersigned  or Claudia  Murphy at (617)  954-5406 or
(800) 343-2829 with any questions you may have.

                                        Very truly yours,



                                        HEATHER R. GIROLAMO
                                        Heather R. Girolamo
                                        Associate Counsel

HRG/bjn